Accounts receivable, net (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Credit Loss, Additional Improvements [Abstract]
Recovered accounts receivable	$ 1,470
Percentage of accounts receivable	93.00%